Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Restricted cash	$ 27,534	$ 26,501	$ 24,828